Operating Leases (Tables)	12 Months Ended
Jun. 30, 2012
Operating Leases [Abstract]
Schedule of Non-Cancelable Lease Commitments [Table Text Block]
(In thousands)
Fiscal year end	Annual Lease Payments
2013	$65
2014	69
2015	70
2016	52
2017	41
Thereafter	20
Total payments	$317